EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted (Loss) Earnings Per Common Share
The computation of basic and diluted loss per common share for the three months ended March 31, 2021 is shown below (in thousands, except for share and per share data).

(Successor)
Three Months Ended March 31, 2021
EPS numerator:
Net loss attributable to common shareholders	$(12,025)

EPS denominator:
Weighted average shares outstanding - basic	38,430,742
Effect of dilutive securities	—
Weighted average shares outstanding - diluted	38,430,742

Net loss per share:
Basic	$(0.31)
Diluted	$(0.31)

The computation of basic and diluted loss per common share for the period from June 26, 2020 to December 31, 2020 is shown below (in thousands, except for share and per share data).

Successor
From June 26, 2020 to December 31, 2020
EPS numerator:
Net loss attributable to common shareholders	$(8,437)

EPS denominator:
Weighted average shares outstanding - basic	38,426,669
Effect of dilutive securities	—
Weighted average shares outstanding - diluted	38,426,669

Net loss per share:
Basic	$(0.22)
Diluted	$(0.22)